Cover	Sep. 04, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2023
Entity File Number	000-26731
Entity Registrant Name	HEYU BIOLOGICAL TECHNOLOGY CORPORATION
Entity Central Index Key	0001086303
Entity Tax Identification Number	87-0627910
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Block 19, Hongchang Food Co., Ltd
Entity Address, Address Line Two	Yuanhong Investment Zone
Entity Address, Address Line Three	Donggao Village
Entity Address, City or Town	Fuzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	350300
City Area Code	86
Local Phone Number	180 5901 6050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false